Schedules of Investments (unaudited)
September 30, 2024
 Franklin Templeton Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.5%
Domestic Equity — 75.7%
American Funds Insurance Series — Growth Fund, Class 1A		557,633	$65,845,308
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		944,218	31,621,865 *
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		791,755	32,137,308
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		437,614	87,842,321
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		700,760	48,380,461 (a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,664,065	33,463,675
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		728,137	10,344,206 (b)
MainStay VP Small Cap Growth Portfolio, Initial Class		2,024,727	24,029,463
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,889,000	60,993,175
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		1,000,977	39,438,504
MFS® Research Series, Initial Class		907,895	31,785,404
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		1,523,013	44,609,055
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		621,297	48,100,776 *
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		2,261,674	52,018,498

Total Domestic Equity			610,610,019
Foreign Equity — 14.6%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		633,520	33,829,945
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares		532,636	19,766,112
MainStay VP Funds Trust — MainStay VP MacKay International Equity Portfolio, Initial Class		1,295,681	15,831,021
Putnam Variable Trust — Putnam VT International Value Fund, Class IA		1,804,327	23,636,690 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		1,947,005	24,610,150

Total Foreign Equity			117,673,918
Domestic Fixed Income — 9.2%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		7,000,879	74,489,354
Total Investments in Underlying Funds before Short-Term Investments (Cost — $673,404,333)			802,773,291
	Rate
Short-Term Investments — 0.8%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $6,728,329)	4.872%	6,728,329	6,728,329 (c)
Total Investments — 100.3% (Cost — $680,132,662)			809,501,620
Liabilities in Excess of Other Assets — (0.3)%			(2,505,076)
Total Net Assets — 100.0%			$806,996,544

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(c)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2024
 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.4%
Domestic Equity — 58.2%
American Funds Insurance Series — Growth Fund, Class 1A		1,145,588	$135,271,023
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		1,241,338	41,572,423 *
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		1,171,617	47,555,946
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		1,156,728	232,190,070
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		1,765,993	121,924,184 (a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,734,598	54,991,666
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,914,384	27,196,502 (b)
MainStay VP Small Cap Growth Portfolio, Initial Class		3,549,146	42,121,269
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		2,980,523	96,236,903
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		1,843,196	72,621,913
MFS® Research Series, Initial Class		2,089,760	73,162,499
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		2,912,305	85,301,406
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		1,362,142	105,457,028 *
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		4,805,670	110,530,400

Total Domestic Equity			1,246,133,232
Domestic Fixed Income — 29.1%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		6,423,745	63,209,650
U.S. Government Securities Fund, Class 1A		8,312,358	84,869,178
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		8,551,649	59,947,057
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		19,264,136	204,970,411
MainStay VP Funds Trust — MainStay VP Bond Portfolio, Initial Class		2,018,230	26,168,164
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		6,419,620	60,344,429
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		12,527,527	124,147,796

Total Domestic Fixed Income			623,656,685
Foreign Equity — 11.1%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		1,691,600	90,331,419
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares		1,260,873	46,791,020
MainStay VP Funds Trust — MainStay VP MacKay International Equity Portfolio, Initial Class		1,702,957	20,807,236
Putnam Variable Trust — Putnam VT International Value Fund, Class IA		3,167,034	41,488,141 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		2,984,958	37,729,875

Total Foreign Equity			237,147,691
Foreign Fixed Income — 1.0%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,050,751	20,466,489
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,842,133,673)			2,127,404,097
	Rate
Short-Term Investments — 0.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $6,554,090)	4.872%	6,554,090	6,554,090 (c)
Total Investments — 99.7% (Cost — $1,848,687,763)			2,133,958,187
Other Assets in Excess of Liabilities — 0.3%			6,225,424
Total Net Assets — 100.0%			$2,140,183,611

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

 Franklin Templeton Moderately Aggressive Model Portfolio
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(c)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2024
 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.8%
Domestic Equity — 46.9%
American Funds Insurance Series — Growth Fund, Class 1A	582,057	$68,729,248
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares	927,418	31,059,231 *
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class	583,496	23,684,093
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	875,379	175,714,928
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	1,032,722	71,299,170 (a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	1,634,808	32,875,342
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	1,144,488	16,259,054 (b)
MainStay VP Small Cap Growth Portfolio, Initial Class	1,988,856	23,603,743
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	1,732,188	55,929,918
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	1,180,189	46,499,455
MFS® Research Series, Initial Class	1,115,038	39,037,477
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	1,360,167	39,839,284
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	610,417	47,258,485 *
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	2,906,140	66,841,220

Total Domestic Equity		738,630,648
Domestic Fixed Income — 41.2%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	9,502,213	93,501,779
U.S. Government Securities Fund, Class 1A	12,107,041	123,612,892
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	7,613,235	53,368,775
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	14,122,351	150,261,817
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	2,985,186	38,705,621
MainStay VP PIMCO Real Return Portfolio, Initial Class	3,741,925	30,680,416
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	6,185,025	58,139,237
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	10,165,104	100,736,177

Total Domestic Fixed Income		649,006,714
Foreign Equity — 8.8%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,257,693	67,160,811
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	842,069	31,249,181
MainStay VP Funds Trust — MainStay VP MacKay International Equity Portfolio, Initial Class	1,279,781	15,636,746
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	1,908,642	24,125,232

Total Foreign Equity		138,171,970
Foreign Fixed Income — 2.9%
American Funds Insurance Series — Capital World Bond, Class 1A	1,490,899	15,460,620
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	3,022,550	30,165,052

Total Foreign Fixed Income		45,625,672
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,390,925,724)		1,571,435,004
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.2%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $3,344,598)	4.872%	3,344,598	$3,344,598 (c)
Total Investments — 100.0% (Cost — $1,394,270,322)			1,574,779,602
Other Assets in Excess of Liabilities — 0.0%††			683,023
Total Net Assets — 100.0%			$1,575,462,625

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(c)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2024
 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.9%
Domestic Fixed Income — 52.8%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	3,197,795	$31,466,297
U.S. Government Securities Fund, Class 1A	4,968,738	50,730,818
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	2,891,908	20,272,275
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	4,187,905	44,559,311
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	1,722,033	22,327,713
MainStay VP PIMCO Real Return Portfolio, Initial Class	1,618,879	13,273,347
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	2,175,290	20,447,727
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	3,523,974	34,922,585

Total Domestic Fixed Income		238,000,073
Domestic Equity — 34.9%
American Funds Insurance Series — Growth Fund, Class 1A	138,807	16,390,291
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class	140,870	5,717,891
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	229,773	46,122,276
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	215,986	14,911,696 (a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	414,245	8,330,309
MainStay VP Small Cap Growth Portfolio, Initial Class	479,892	5,695,362
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	286,644	9,255,332
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	256,366	10,100,806
MFS® Research Series, Initial Class	258,354	9,044,985
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	315,096	9,229,170
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	147,383	11,410,345 *
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	495,095	11,387,191

Total Domestic Equity		157,595,654
Foreign Fixed Income — 6.3%
American Funds Insurance Series — Capital World Bond, Class 1A	1,078,353	11,182,516
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	1,749,143	17,456,451

Total Foreign Fixed Income		28,638,967
Foreign Equity — 5.9%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	408,018	21,788,179
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	369,036	4,664,612

Total Foreign Equity		26,452,791
Total Investments in Underlying Funds before Short-Term Investments (Cost — $412,107,044)		450,687,485
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.1%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $507,738)	4.872%	507,738	$507,738 (b)
Total Investments — 100.0% (Cost — $412,614,782)			451,195,223
Liabilities in Excess of Other Assets — (0.0)%††			(31,546)
Total Net Assets — 100.0%			$451,163,677

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2024
 Franklin Templeton Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.2%
Domestic Fixed Income — 67.3%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		1,739,059	$17,112,346
U.S. Government Securities Fund, Class 1A		2,229,667	22,764,905
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		1,388,898	9,736,174
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		2,015,822	21,448,345
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,048,996	13,601,173
MainStay VP PIMCO Real Return Portfolio, Initial Class		821,844	6,738,378
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		1,042,702	9,801,396
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		1,667,906	16,528,948

Total Domestic Fixed Income			117,731,665
Domestic Equity — 19.2%
American Funds Insurance Series — Growth Fund, Class 1A		45,187	5,335,733
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		32,107	1,303,226
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		88,707	17,806,064
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		67,427	1,355,932
MainStay VP Small Cap Growth Portfolio, Initial Class		109,393	1,298,277
MFS Variable Insurance Portfolios, MFS® Investors Trust Series, Initial Class		64,913	2,557,568
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		44,880	1,314,536
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		112,828	2,595,053

Total Domestic Equity			33,566,389
Foreign Fixed Income — 11.7%
American Funds Insurance Series — Capital World Bond, Class 1A		1,166,246	12,093,967
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		845,261	8,435,710

Total Foreign Fixed Income			20,529,677
Foreign Equity — 1.0%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		31,970	1,707,183
Total Investments in Underlying Funds before Short-Term Investments (Cost — $164,350,517)			173,534,914
	Rate
Short-Term Investments — 0.6%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $972,493)	4.872%	972,493	972,493 (a)
Total Investments — 99.8% (Cost — $165,323,010)			174,507,407
Other Assets in Excess of Liabilities — 0.2%			408,217
Total Net Assets — 100.0%			$174,915,624

(a)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$415,934,192	$194,675,827	—	$610,610,019
Foreign Equity	58,440,095	59,233,823	—	117,673,918
Domestic Fixed Income	74,489,354	—	—	74,489,354
Total Long-Term Investments	548,863,641	253,909,650	—	802,773,291
Short-Term Investments†	6,728,329	—	—	6,728,329
Total Investments	$555,591,970	$253,909,650	—	$809,501,620

†	See Schedule of Investments for additional detailed categorizations.
Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$890,315,869	$355,817,363	—	$1,246,133,232
Domestic Fixed Income	388,471,547	235,185,138	—	623,656,685

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Equity	$128,061,294	$109,086,397	—	$237,147,691
Foreign Fixed Income	20,466,489	—	—	20,466,489
Total Long-Term Investments	1,427,315,199	700,088,898	—	2,127,404,097
Short-Term Investments†	6,554,090	—	—	6,554,090
Total Investments	$1,433,869,289	$700,088,898	—	$2,133,958,187

†	See Schedule of Investments for additional detailed categorizations.
Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$541,233,343	$197,397,305	—	$738,630,648
Domestic Fixed Income	355,271,608	293,735,106	—	649,006,714
Foreign Equity	91,286,043	46,885,927	—	138,171,970
Foreign Fixed Income	30,165,052	15,460,620	—	45,625,672
Total Long-Term Investments	1,017,956,046	553,478,958	—	1,571,435,004
Short-Term Investments†	3,344,598	—	—	3,344,598
Total Investments	$1,021,300,644	$553,478,958	—	$1,574,779,602

†	See Schedule of Investments for additional detailed categorizations.
Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$116,745,610	$121,254,463	—	$238,000,073
Domestic Equity	117,924,360	39,671,294	—	157,595,654
Foreign Fixed Income	17,456,451	11,182,516	—	28,638,967
Foreign Equity	26,452,791	—	—	26,452,791
Total Long-Term Investments	278,579,212	172,108,273	—	450,687,485
Short-Term Investments†	507,738	—	—	507,738
Total Investments	$279,086,950	$172,108,273	—	$451,195,223

†	See Schedule of Investments for additional detailed categorizations.
Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$58,098,261	$59,633,404	—	$117,731,665

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Domestic Equity	$25,576,447	$7,989,942	—	$33,566,389
Foreign Fixed Income	8,435,710	12,093,967	—	20,529,677
Foreign Equity	1,707,183	—	—	1,707,183
Total Long-Term Investments	93,817,601	79,717,313	—	173,534,914
Short-Term Investments†	972,493	—	—	972,493
Total Investments	$94,790,094	$79,717,313	—	$174,507,407

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2024. The following transactions were effected in such Underlying Funds for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$33,843,192	$7,723,782	120,855	$207,399	3,296	$(1,549)	$21,640	$387,750	$7,022,435	$48,380,461
Putnam VT International Value Fund, Class IA
	—	22,301,136	1,804,327	—	—	—	—	—	1,335,554	23,636,690
	$33,843,192	$30,024,918		$207,399		$(1,549)	$21,640	$387,750	$8,357,989	$72,017,151

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Moderately Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$93,584,597	$10,744,462	171,770	$1,171,818	18,470	$8,761	$56,843	$1,018,511	$18,758,182	$121,924,184
Western Asset Core Plus VIT Portfolio, Class I Shares
	58,369,015	11,456,004	2,352,652	72,277,745	14,144,372	1,022,581	241,908	—	1,430,145	—
Putnam VT International Value Fund, Class IA
	—	39,092,362	3,167,034	—	—	—	—	—	2,395,779	41,488,141
	$151,953,612	$61,292,828		$73,449,563		$1,031,342	$298,751	$1,018,511	$22,584,106	$163,412,325

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Moderate Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$58,867,701	$4,116,381	65,552	$3,018,548	47,266	$77,546	$33,692	$603,683	$11,256,090	$71,299,170
Western Asset Core Plus VIT Portfolio, Class I Shares
	71,168,849	9,943,048	2,042,152	83,895,355	16,419,697	825,218	285,262	—	1,958,240	—
	$130,036,550	$14,059,429		$86,913,903		$902,764	$318,954	$603,683	$13,214,330	$71,299,170

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Moderately Conservative Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$13,866,286	$579,630	9,168	$2,037,683	32,132	$113,373	$7,267	$130,204	$2,390,090	$14,911,696
Western Asset Core Plus VIT Portfolio, Class I Shares
	30,145,215	1,717,942	354,009	32,843,891	6,443,951	83,680	108,573	—	897,054	—
	$44,011,501	$2,297,572		$34,881,574		$197,053	$115,840	$130,204	$3,287,144	$14,911,696

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Conservative Model Portfolio		Cost	Shares	Proceeds	Shares
Western Asset Core Plus VIT Portfolio, Class I Shares
	$11,423,877	$813,242	167,473	$12,612,806	2,475,327	$17,317	$40,827	—	$358,370	—

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report